Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of significant related parties and their relationships
(a)Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
Anhui Xinzhi Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., (“Zhejiang Huanfu”, formerly known as Zhejiang Yikatong Technology Co., Ltd.,”Zhejiang Yikatong”)	Entity controlled by the controlling shareholder of the Company
Xi’an Liansheng Intelligent Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd. (formerly known as Hubei Yuanshidai Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Technology Co., Ltd (formerly known as Hubei Xingji Times Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited (“Arteus”)	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd. and its subsidiary	Entity which is under significant influence of the Company
Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd	Entity which is under significant influence of the Company
HaleyTek AB	Entity which is under significant influence of the Company
(b)Significant transactions with related parties, except transactions disclosed elsewhere in these consolidated financial statements:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues(i):
Sales of goods revenues	1,466,340	1,663,076	2,715,136
Automotive computing platform	1,410,566	1,651,512	2,687,892
SoC Core Modules	—	77	410
Automotive merchandise and other products	55,774	11,487	26,834
Software license revenues	24,788	133,450	293,159
Service revenues	532,625	721,206	894,396
Automotive computing platform – Design and development service	306,027	466,747	668,802
Connectivity service	187,781	212,406	189,293
Other services	38,817	42,053	36,301
Total	2,023,753	2,517,732	3,902,691

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchase of products and services (ii)	293,552	677,775	602,838
Rental of office space, and administrative services (iii)	1,093	6,395	4,621
Other income (x)	—	22,846	7,078
Interest income on loans due from related parties (iv)	717	9,069	15,955
Interest expense on borrowings due to related parties (vi)	131	12,215	12,163
Loans to related parties (iv)	28,850	57,260	214,000
Repayment received of loans to related parties (iv)	—	29,360	214,000
Advances to Zhejiang Huanfu (iv)	19,806	—	—
Collection of advances to Zhejiang Huanfu (iv)	90,155	—	—
Repayment of borrowings from related parties (vi)	65,152	700,000	300,000
Borrowings from related parties (vi)	45,152	700,000	300,000
Transfer of property and equipment to Zhejiang Huanfu (vii)	707	1,604	—
Financial support to Anhui Xinzhi (ix)	—	28,500	—
Acquisition of software license rights (xi)	—	—	150,000
(c)Balances with related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable – related parties, net (i)	835,320	1,545,752
Amounts due from related parties (ii)(iv)(v)	911,729	74,122
Other non-current assets – related parties (viii)	213,695	224,349
Accounts payable – related parties (ii) (xi)	241,773	278,750
Amounts due to related parties (iii)(vi)	42,843	35,664
Other non-current liabilities– related parties (xi)	—	44,519
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(i)The Group sold automotive computing platform products and provided related technology development services, merchandise and other products, connectivity service, software licenses and other consulting services to a number of related parties. Accounts receivable, net due from related parties arising from sales of products and provision of services were RMB835,320 and RMB1,545,752 as of December 31, 2022 and 2023, respectively. The balance as of December 31, 2022 was fully received in 2023. Of the balance as of December 31, 2023, RMB917,709 was subsequently received by February 2024.
(ii)The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, RMB51,171, RMB29,717 and RMB41,409 of purchase of raw materials were recorded as inventories as of December 31, 2021, 2022 and 2023, respectively, RMB220,062, RMB591,613 and RMB513,788 were recorded in cost of revenues for the years ended December 31, 2021, 2022 and 2023, respectively, RMB23,412, RMB62,840 and RMB47,641 were recorded in operating expenses for the years ended December 31, 2021, 2022 and 2023, respectively.
Accounts payable to related parties includes payables arising from purchase of raw materials and services of RMB241,773 and RMB228,750, amount due from related parties includes prepayments arising from purchase of raw materials and services of RMB29,595 and RMB8,420 as of December 31, 2022 and 2023, respectively.
(iii)The Group has rented office space from related parties, pursuant to which, the Group recorded rental expenses of RMB1,093, RMB6,395 and RMB4,621 in operating expenses for the years ended December 31, 2021, 2022 and 2023, respectively. The Group also purchased technical services and logistics services from related parties, of which amounts due to related parties of RMB29,043 and RMB9,701 as of December 31, 2022 and 2023, respectively.
(iv)The Group provided loans of RMB28,850, RMB57,260 and RMB214,000 to related parties for the years ended December 31, 2021, 2022 and 2023 respectively. Interest incomes on loans due from related parties were RMB717, RMB9,069 and RMB15,955 for the years ended December 31, 2021, 2022 and 2023 respectively.
In 2021, the Group paid advances of RMB19,806 and received collection of RMB90,155 from Zhejiang Huanfu. The payments were interest-free and due on demand.
As of December 31, 2022 and 2023, loans and interest receivables due from related parties was RMB63,091 and RMB65,702.
(v)As of December 31, 2022, the Group recorded amounts due from Volvo Cars for its disposal of Zenseact, an equity security. The consideration of the disposal was US$115,000 (equivalent to RMB793,177) and the amount was settled in January 2023 (see Note 8); and the amounts due from Arteus Group Limited as of December 31, 2022 were GBP3,082 (equivalent to RMB25,866) (see below note (x)).
(vi)On March 29, 2018, Hubei ECARX entered into an unsecured loan agreement with Geely Group in an amount of RMB20,000 with an interest rate of 4.35% per annum, which was repayable on demand. The loan has been fully repaid on February 25, 2021. On August 25, 2021, the Company entered into an unsecured loan agreement with the controlling shareholder of the Company to obtain a loan of US$7,000 (equivalent to RMB45,152), which was fully repaid on October 8, 2021.
On March 28, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Hubei Xingji Times Technology Co., Ltd. in an amount of RMB200,000 with an interest rate of 2.25% per annum, which was repaid at the maturity date on September 30, 2022. On June 27, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of RMB500,000 with an interest rate of 4.35% per annum, which was fully repaid on December 26, 2022.
In January 2023, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of RMB300,000 with an interest rate of 4.1% per annum, which was fully repaid in December 2023.
Interest expense on borrowings from related parties were RMB131, RMB12,215 and RMB12,163 for the years ended December 31, 2021, 2022 and 2023, respectively.
The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was RMB13,800 and RMB25,963 as of December 31, 2022 and 2023, respectively.
(vii)In October 2021, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB745 and recorded a gain of RMB38 as a result of the disposal. In February 2022, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB1,697 and recorded a gain of RMB93 as a result of the disposal.
(viii)As of December 31, 2022 and 2023, the balance of other non-current assets due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of RMB213,695 and RMB224,349, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of RMB252,287 and an effective annual interest rate of 5.0%.
(ix)In February and March 2022, the Group provided cash in the amount of RMB28,500 to Anhui Xinzhi as financial support. The investment was derecognized as part of the Restructuring. See the Note 1(d) and Note 8 for details.
(x)Other income from related parties represents the amounts due from Arteus for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus Group Limited. The amounts were outstanding as of December 31, 2022 and were fully settled in March 2023.In June 2023, ECARX signed an assignment of rights agreement with Arteus and DreamSmart. The amounts due from Arteus were assigned to DreamSmart, all of which were settled as of December 31, 2023.
(xi)In November 2023, the Group entered into a licensing agreement with Xingji Meizu, pursuant to which, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell these software worldwide for three years. The consideration is due by instalment in three years of RMB50,000 each year. As of December 31, 2023, amounts due to Xingji Meizu of RMB94,519, representing the net present value of the long-term payables to Xingji Meizu with an effective annual interest rate of 4.0%, of which RMB50,000 was included within accounts payable – related parties and RMB44,519 was recorded as other non-current liabilities.